RECLAMATION AND REHABILITATION OBLIGATIONS ("ARO") (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reclamation and rehabilitation obligations [Abstract]
Disclosure of detailed information about reclamation and rehabilitation obligations [Table Text Block]
	San Albino Mine	Eagle Mountain Project	Moss Mine	La Trinidad Mine	Total
Balance, December 31, 2023	$2,198	$-	$-	$866	$3,064
Liability acquired on acquisition of Goldsource	-	1,265	-	-	1,265
Cash outflows for reclamation and rehabilitation activities	(4)	-	-	-	(4)
Changes in estimate	725	(13)	-	-	712
Accretion expense	130	64	-	-	194
Liability extinguished	-	-	-	(866)	(866)
Translation of foreign operation to presentation currency	-	(2)	-	-	(2)
Balance, December 31, 2024	$3,049	$1,314	$-	$-	$4,363
Liability acquired on acquisition of Moss Mine	-	-	14,260	-	14,260
Changes in estimate	691	(25)	564	-	1,230
Accretion expense	135	63	390	-	588
Balance, December 31, 2025	$3,875	$1,352	$15,214	$-	$20,441